Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tax-Managed Multi-Cap Growth Portfolio
Entity Central Index Key	0001116071
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000014303
Shareholder Report [Line Items]
Fund Name	Tax-Managed Multi-Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓ An underweight position in microchip supplier NVIDIA Corp. hurt returns as its stock price surged on rising business demand for artificial intelligence (AI)

↓ An overweight position in computer software company Adobe Inc. detracted from returns as rising competition in AI-generated content slowed its revenue growth

↓ An overweight position in Lululemon Athletica Inc., an athletic apparel retailer, hurt returns as demand ― particularly among North American women ― weakened

↓ Not owning Broadcom Inc., a semiconductor maker, hampered Index-relative returns as it reported strong revenue and earnings growth supported by the rise of AI

↑ An overweight position in internet domain registrar and website host GoDaddy Inc. helped Index-relative returns after introducing new AI-automated processes

↑ An overweight position in equipment rental firm United Rentals Inc. helped returns as rising demand and astute acquisitions led to strong revenues and earnings

↑ An overweight position in Monolithic Power Systems Inc., a provider of power circuits, aided relative returns on rising demand in the AI data center market

↑ Not owning Tesla Inc. contributed to returns as the electric vehicle maker lowered prices on several of its car models ― reducing its margins and cash flows

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Tax-Managed Multi-Cap Growth Portfolio	S&P 500® Index	Russell 3000® Growth Index
10/14	$10,000	$10,000	$10,000
11/14	$10,224	$10,269	$10,298
12/14	$10,158	$10,243	$10,221
1/15	$9,918	$9,936	$10,059
2/15	$10,703	$10,507	$10,733
3/15	$10,566	$10,340	$10,635
4/15	$10,647	$10,440	$10,659
5/15	$10,892	$10,574	$10,828
6/15	$10,780	$10,369	$10,663
7/15	$11,019	$10,586	$10,999
8/15	$10,387	$9,948	$10,317
9/15	$10,005	$9,702	$10,031
10/15	$10,805	$10,520	$10,872
11/15	$10,958	$10,551	$10,930
12/15	$10,729	$10,385	$10,742
1/16	$9,816	$9,869	$10,100
2/16	$9,643	$9,856	$10,091
3/16	$10,331	$10,525	$10,778
4/16	$10,367	$10,566	$10,694
5/16	$10,688	$10,755	$10,907
6/16	$10,479	$10,783	$10,864
7/16	$11,065	$11,181	$11,391
8/16	$11,070	$11,196	$11,348
9/16	$11,096	$11,199	$11,399
10/16	$10,815	$10,994	$11,098
11/16	$10,943	$11,401	$11,394
12/16	$10,917	$11,627	$11,536
1/17	$11,458	$11,847	$11,909
2/17	$11,814	$12,318	$12,388
3/17	$11,886	$12,332	$12,532
4/17	$12,105	$12,459	$12,814
5/17	$12,421	$12,634	$13,114
6/17	$12,355	$12,713	$13,115
7/17	$12,716	$12,974	$13,445
8/17	$12,778	$13,014	$13,671
9/17	$12,946	$13,283	$13,892
10/17	$13,267	$13,593	$14,405
11/17	$13,578	$14,009	$14,841
12/17	$13,732	$14,165	$14,949
1/18	$14,917	$14,976	$15,971
2/18	$14,744	$14,424	$15,549
3/18	$14,407	$14,058	$15,171
4/18	$14,688	$14,112	$15,221
5/18	$15,495	$14,451	$15,910
6/18	$15,720	$14,540	$16,062
7/18	$15,837	$15,081	$16,518
8/18	$16,660	$15,573	$17,430
9/18	$16,619	$15,662	$17,488
10/18	$14,928	$14,591	$15,874
11/18	$14,989	$14,888	$16,049
12/18	$13,734	$13,544	$14,632
1/19	$15,335	$14,629	$15,975
2/19	$15,707	$15,099	$16,580
3/19	$16,068	$15,393	$16,999
4/19	$17,031	$16,016	$17,749
5/19	$15,701	$14,998	$16,614
6/19	$16,696	$16,055	$17,765
7/19	$17,104	$16,286	$18,150
8/19	$16,711	$16,028	$17,969
9/19	$16,617	$16,328	$17,961
10/19	$16,879	$16,681	$18,467
11/19	$17,638	$17,287	$19,304
12/19	$18,116	$17,809	$19,877
1/20	$18,448	$17,802	$20,279
2/20	$17,206	$16,336	$18,892
3/20	$15,279	$14,319	$16,925
4/20	$17,564	$16,154	$19,430
5/20	$18,881	$16,923	$20,765
6/20	$19,587	$17,260	$21,663
7/20	$20,823	$18,233	$23,276
8/20	$22,910	$19,544	$25,621
9/20	$21,877	$18,801	$24,449
10/20	$21,209	$18,301	$23,675
11/20	$23,220	$20,305	$26,202
12/20	$24,194	$21,085	$27,483
1/21	$23,531	$20,872	$27,379
2/21	$24,017	$21,448	$27,435
3/21	$24,204	$22,387	$27,810
4/21	$25,978	$23,582	$29,614
5/21	$25,387	$23,747	$29,176
6/21	$26,646	$24,301	$30,975
7/21	$27,602	$24,878	$31,850
8/21	$28,541	$25,635	$33,001
9/21	$26,696	$24,443	$31,190
10/21	$28,502	$26,155	$33,812
11/21	$27,989	$25,974	$33,903
12/21	$28,674	$27,138	$34,586
1/22	$26,143	$25,734	$31,520
2/22	$25,066	$24,963	$30,264
3/22	$25,756	$25,890	$31,386
4/22	$22,962	$23,632	$27,593
5/22	$22,238	$23,676	$26,958
6/22	$20,614	$21,721	$24,850
7/22	$23,076	$23,724	$27,820
8/22	$21,930	$22,757	$26,585
9/22	$19,633	$20,661	$24,012
10/22	$20,688	$22,334	$25,469
11/22	$21,680	$23,582	$26,583
12/22	$20,197	$22,223	$24,568
1/23	$21,993	$23,619	$26,641
2/23	$21,366	$23,043	$26,326
3/23	$23,002	$23,889	$27,971
4/23	$23,521	$24,262	$28,212
5/23	$24,097	$24,367	$29,426
6/23	$25,636	$25,977	$31,460
7/23	$26,366	$26,812	$32,541
8/23	$26,080	$26,385	$32,176
9/23	$24,741	$25,127	$30,408
10/23	$24,547	$24,599	$29,880
11/23	$27,386	$26,845	$33,113
12/23	$28,634	$28,065	$34,693
1/24	$29,136	$28,536	$35,461
2/24	$30,664	$30,060	$37,901
3/24	$30,561	$31,027	$38,587
4/24	$29,136	$29,760	$36,886
5/24	$30,493	$31,236	$39,084
6/24	$32,140	$32,357	$41,595
7/24	$32,049	$32,750	$41,068
8/24	$32,551	$33,545	$41,861
9/24	$33,098	$34,261	$43,017
10/24	$32,917	$33,950	$42,855

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Tax-Managed Multi-Cap Growth Portfolio	34.79%	14.27%	12.64%
S&P 500®IndexFootnote Reference1	38.02%	15.25%	12.99%
Russell 3000® Growth Index	43.42%	18.31%	15.65%

AssetsNet	$ 275,906,118
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,667,643
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$275,906,118
# of Portfolio Holdings	46
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,667,643

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	1.1%
Materials	1.7%
Consumer Staples	3.2%
Financials	6.6%
Health Care	9.4%
Industrials	10.1%
Consumer Discretionary	12.4%
Communication Services	13.3%
Information Technology	41.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.0%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.3%
NVIDIA Corp.	7.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.5%
Meta Platforms, Inc., Class A	4.2%
Visa, Inc., Class A	4.1%
Salesforce, Inc.	2.9%
GoDaddy, Inc., Class A	2.7%
Total	58.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122